Interim Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating expenses
Research and development		$ 2,928	$ 5,020	$ 6,080	$ 11,907
General and administrative		840	3,175	1,736	5,337
Total operating expenses		3,768	8,195	7,816	17,244
Financing income, net		137	259	317	576
Loss before taxes		3,631	7,936	7,499	16,668
Taxes on income		0	34	0	55
Net loss for the period		$ 3,631	$ 7,970	$ 7,499	$ 16,723
Basic loss per Ordinary Share	[1]	$ 0.013	$ 0.036	$ 0.026	$ 0.076
Diluted loss per Ordinary Share		$ 0.013	$ 0.036	$ 0.026	$ 0.076
Weighted average number of Ordinary Shares outstanding, basic	[1]	286,080,133	221,674,130	285,111,876	221,338,951
Weighted average number of Ordinary Shares outstanding, diluted		286,080,133	221,674,130	285,111,876	221,338,951

[1]	1 American Depositary Share (ADS) represents 20 Ordinary Shares